Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 28, 2013
Registrant Name	JPMORGAN TRUST II
Central Index Key	0000763852
Amendment Flag	false
Document Creation Date	Mar. 06, 2014
Document Effective Date	Mar. 06, 2014
Prospectus Date	Jul. 01, 2013